Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During 2024, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity grant dates.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false